Commitments and contingencies (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024
Loss Contingencies [Line Items]
Fines and penalities paid by subsidiary	¥ 82,800,000
Additional Litigation Settlement [Member]
Loss Contingencies [Line Items]
Loss contingency settlement, accrued		¥ 0